Gain on Sale of Assets - Additional Information (Details) - vessel	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Sale of Productive Assets [Abstract]
Number of vessel disposed	4	3	0